INCOME TAXES (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Jan. 14, 2011	Feb. 28, 2009 Deferred tax asset - U.S. consolidated income tax group	Dec. 31, 2011 Deferred tax asset - U.S. consolidated income tax group	Dec. 31, 2010 Deferred tax asset - U.S. consolidated income tax group	Dec. 31, 2011 Deferred tax asset - U.S. consolidated income tax group Valuation allowance related to continuing operations for specified deferred tax assets	Dec. 31, 2011 Deferred tax liability - foreign, state and local	Dec. 31, 2010 Deferred tax liability - foreign, state and local
INCOME TAXES
Loss on extinguishment of debt	$ 3,300								$ 3,300	$ 3,283
Deferred Tax Assets and Liabilities
Change in valuation allowance	19,410	(1,162)	588	(529)	(1,624)	20	(532)	775				18,400		1,200
Net deferred tax assets (liabilities) on a U.S. GAAP basis
Net U.S. consolidated return group deferred tax assets												29,442	28,423
Net deferred tax assets in Other comprehensive income												(3,041)	(2,975)
Valuation allowance	(11,047)				(27,548)				(11,047)			(7,240)	(25,626)		(3,807)	(3,213)
Net deferred tax assets (liabilities)	18,289				(1,259)				18,289			19,161	(178)		(872)	(1,081)
Net foreign, state & local deferred tax assets	29,336				26,289				29,336						2,935	2,132
Refund of taxes, interest and penalties sought									$ 306.0		$ 306.0